Equity (Details) - SUNLIGHT FINANCIAL LLC - shares	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Preferred class A-1 unit members' capital
Class of Stock [Line Items]
Balance (in shares)				256,966				222,853	256,966	222,853
Units issued during the period	10,421	10,053	9,598	9,264	9,060	8,741	8,344	7,968	39,336	34,113
Balance (in shares)	296,302				256,966				296,302	256,966
Preferred class A-2 unit members' capital
Class of Stock [Line Items]
Balance (in shares)				195,973				169,956	195,973	169,956
Units issued during the period	7,947	7,667	7,320	7,065	6,910	6,666	6,364	6,077	29,999	26,017
Balance (in shares)	225,972				195,973				225,972	195,973
Preferred class A-3 unit members' capital
Class of Stock [Line Items]
Balance (in shares)				326,428				283,092	326,428	283,092
Units issued during the period	13,235	12,771	12,193	11,768	11,510	11,104	10,600	10,122	49,967	43,336
Balance (in shares)	376,395				326,428				376,395	326,428